Description of Business and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity
Net loss attributable to T Stamp Inc.	$ (2,922,286)	$ (1,966,025)	$ (4,614,348)	$ (3,997,918)	$ (9,057,163)	$ (10,683,561)
Operating cash outflows			(3,858,860)	$ (3,981,358)	(6,714,473)	(4,482,670)
Accumulated deficit	$ (31,822,534)		$ (31,822,534)		$ (27,208,186)	$ (18,151,023)
Cessation period			90 days